Related Party Transactions (Details)							3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 16, 2024 USD ($)	Apr. 18, 2024 shares	Jan. 19, 2022 USD ($) $ / shares shares	Jan. 13, 2022 shares	Dec. 01, 2021 USD ($) $ / shares shares	Oct. 25, 2021 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Sep. 19, 2024 $ / shares	May 30, 2024 USD ($)	Dec. 18, 2023 $ / shares	Dec. 15, 2023 $ / shares	Dec. 12, 2023 USD ($)	Dec. 11, 2023 USD ($)	Dec. 08, 2023 USD ($)	Nov. 14, 2023 USD ($)	Oct. 14, 2023 USD ($) $ / shares	Apr. 18, 2023 shares
Related Party Transactions [Line Items]
Offering costs			$ 17,204,107
Number of shares forfeited (in Shares) | shares				3,750
Stock shares issued during the period for services value (in Shares) | shares		1,100,000						983,333	30,000,000
Shares granted (in Shares) | shares								50,000
Shares issued price per share (in Dollars per share) | $ / shares									$ 9.2		$ 11.29
Stock-based compensation expense										$ 362,500
Promissory note	$ 103,000
Repayment amount	206,000
Trust account			$ 306,000,000
Promissory Note [Member]
Related Party Transactions [Line Items]
Principal amount	$ 103,000
Founder Shares [Member]
Related Party Transactions [Line Items]
Description of stock split				On January 13, 2022, the Company effectuated a 1.044-for-1 stock split, resulting in an aggregate of 7,503,750 Founder Shares outstanding (see Note 7).
Common stock, shares outstanding (in Shares) | shares				7,503,750
Stock split ratio						1.044
Fee Shares [Member]
Related Party Transactions [Line Items]
Stock shares issued during the period for services shares					$ 362,500
Expense Advancement Agreement [Member]
Related Party Transactions [Line Items]
Principal amount												$ 160,000
Agree to advance from related party												160,000
withdrawal amount												440,000
Sponsor [Member]
Related Party Transactions [Line Items]
Stock shares issued during the period for services value (in Shares) | shares							600,601
Fund tax obligations									$ 1,655,000						$ 15,000	$ 1,630,000	$ 10,000
Sponsor [Member] | Working Capital Loans [Member]
Related Party Transactions [Line Items]
Finance transaction costs							$ 1,750,000	$ 1,750,000
Additional warrants							$ 1,500,000	$ 1,500,000
Warrant per share (in Dollars per share) | $ / shares							$ 1	$ 1
Working capital loans outstanding							$ 0	$ 0	0
Sponsor [Member] | Extension Promissory Notes [Member]
Related Party Transactions [Line Items]
Principal amount																		$ 80,000	$ 80,000
Trust account																			80,000
Sponsor [Member] | Loans Payable [Member]
Related Party Transactions [Line Items]
Trust account																			80,000
Borrowings																			160,000
Sponsor [Member] | Expense Advancement Agreement [Member]
Related Party Transactions [Line Items]
Agree to advance from related party												$ 600,000
Sponsor [Member] | Promissory Note [Member]
Related Party Transactions [Line Items]
Principal amount						$ 250,000
Sponsor [Member] | Promissory Note [Member] | Loans Payable [Member]
Related Party Transactions [Line Items]
Principal amount																			$ 80,000
Sponsor [Member] | Working Capital Loans [Member]
Related Party Transactions [Line Items]
Finance transaction costs									1,750,000
Additional warrants									$ 1,500,000
Warrant per share (in Dollars per share) | $ / shares									$ 1
Related Party [Member]
Related Party Transactions [Line Items]
Due from related party							103,000	103,000
Extension promissory note - related party							160,000	160,000	160,000
Advance from related parties							$ 2,270,051	$ 2,270,051	1,655,000
Related Party [Member] | Promissory Note [Member]
Related Party Transactions [Line Items]
Outstanding balance
Series B Common Stock [Member]
Related Party Transactions [Line Items]
Description of stock split				1.044-for-1
Common stock, shares outstanding (in Shares) | shares							1	1	1	7,500,000
Series B Common Stock [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Share price (in Dollars per share) | $ / shares						$ 0.0001
Stock shares issued during the period for services value (in Shares) | shares						250,000
Series B Common Stock [Member] | Fee Shares [Member]
Related Party Transactions [Line Items]
Stock shares issued during the period for services shares (in Shares) | shares					50,000				50,000
Shares issued price per share (in Dollars per share) | $ / shares					$ 7.25
Stock-based compensation expense					$ 362,500
Series B Common Stock [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Offering costs						$ 25,000
Common stock, shares outstanding (in Shares) | shares																				1
Series B Common Stock [Member] | Sponsor [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Stock shares issued during the period for services shares						$ 7,187,500
Series B Common Stock [Member] | Sponsor [Member] | Fee Shares [Member]
Related Party Transactions [Line Items]
Stock shares issued during the period for services value (in Shares) | shares						25,000
Series B Common Stock [Member] | Director [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Stock shares issued during the period for services value (in Shares) | shares						50,000
Series A common stock [Member]
Related Party Transactions [Line Items]
Common stock, shares outstanding (in Shares) | shares							7,499,999	7,499,999	7,499,999
Share price (in Dollars per share) | $ / shares							$ 12	$ 12						$ 10.68
Number of trading days for determining share price								20 days
Number of consecutive trading days for determining the share price								30 days
Waiting period after which the share trading days are considered								150 days
Shares issued price per share (in Dollars per share) | $ / shares			$ 10
Series A common stock [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Common stock, shares outstanding (in Shares) | shares																				10,935,691
Series A common stock [Member] | Sponsor [Member] | Extension Promissory Notes [Member]
Related Party Transactions [Line Items]
Price per share (in Dollars per share) | $ / shares													$ 10.2						$ 10.2
Series A common stock [Member] | Sponsor [Member] | Loans Payable [Member]
Related Party Transactions [Line Items]
Price per share (in Dollars per share) | $ / shares													$ 10.2						$ 10.2
Series A common stock [Member] | Restriction on Transfer of Sponsor Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Share price (in Dollars per share) | $ / shares									$ 12
Number of trading days for determining share price									20 days
Number of consecutive trading days for determining the share price									30 days
Lock in period of shares									1 year
Waiting period after which the share trading days									150 days
Founder Shares [Member]
Related Party Transactions [Line Items]
Common stock, shares outstanding (in Shares) | shares				7,503,750
Stock shares issued during the period for services value (in Shares) | shares						250,000
Founder Shares [Member] | Director [Member]
Related Party Transactions [Line Items]
Stock shares issued during the period for services value (in Shares) | shares						50,000
Founder Shares [Member] | Series B Common Stock [Member]
Related Party Transactions [Line Items]
Consideration shares (in Shares) | shares						7,187,500
Share price (in Dollars per share) | $ / shares						$ 0.0001
Over-Allotment Option [Member]
Related Party Transactions [Line Items]
Number of shares forfeited (in Shares) | shares								3,750
Stock shares issued during the period for services value (in Shares) | shares								3,900,000	3,900,000
Shares issued price per share (in Dollars per share) | $ / shares							10	$ 10	$ 10
Over-Allotment Option [Member] | Series B Common Stock [Member]
Related Party Transactions [Line Items]
Number of shares forfeited (in Shares) | shares				3,750				3,750		978,500
Over-Allotment Option [Member] | Series A common stock [Member]
Related Party Transactions [Line Items]
Stock shares issued during the period for services value (in Shares) | shares			3,900,000
Fee Shares [Member]
Related Party Transactions [Line Items]
Stock shares issued during the period for services shares								$ 362,500
Shares issued price per share (in Dollars per share) | $ / shares							$ 7.25	$ 7.25
Fee Shares [Member] | Series B Common Stock [Member]
Related Party Transactions [Line Items]
Stock shares issued during the period for services shares (in Shares) | shares					50,000